Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 3.0%
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	$2,721,047	$2,737,393
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	12,512,000	12,666,608
Arroyo Mortgage Trust 2018-1, 3.7630%, 4/25/48 (144A)‡	3,352,678	3,382,692
BANK 2019-BNK24, 2.9600%, 11/15/62	3,184,800	3,259,493
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 2.4618%, 3/15/37 (144A)‡	9,701,000	9,651,331
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	9,288,000	10,182,870
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 2.4898%, 11/15/35 (144A)‡	11,777,212	11,766,986
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 2.6598%, 10/15/36 (144A)‡	16,700,000	16,715,058
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 2.8198%, 10/15/36 (144A)‡	2,600,000	2,602,572
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	16,437,000	16,848,297
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	8,218,000	8,412,562
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	8,218,000	8,440,614
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)	12,325,000	12,532,664
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)	3,137,000	3,027,945
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,190,000	4,389,801
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 2.6920%, 7/25/49 (144A)‡	2,622,420	2,611,269
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 3.9420%, 9/25/31 (144A)‡	11,629,488	11,697,213
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 3.8920%, 6/25/39 (144A)‡	4,412,000	4,437,861
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 3.7920%, 7/25/39 (144A)‡	7,361,172	7,406,376
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 3.8920%, 10/25/39 (144A)‡	1,853,000	1,870,752
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	4,276,000	4,384,227
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	7,480,410	7,632,897
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	3,006,890	3,071,104
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	5,973,980	6,217,487
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	2,606,800	2,607,788
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	2,891,000	2,996,152
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	12,613,338	12,923,823
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	2,290,013	2,375,083
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	24,103,000	24,056,713
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	12,150,000	12,469,911
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	10,594,000	10,899,151
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	5,339,000	5,419,128
Drive Auto Receivables Trust 2019-1, 4.0900%, 6/15/26	2,488,000	2,554,077
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 1.1500%, 2.9420%, 9/25/29‡	467,785	468,131
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.9500%, 2.7420%, 10/25/29‡	652,731	653,490
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.6000%, 2.3920%, 7/25/30‡	2,071,352	2,070,878
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.7200%, 2.5120%, 1/25/31‡	341,814	341,838
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 3.7920%, 3/25/31‡	17,420,098	17,451,202
Fannie Mae Connecticut Avenue Securities 2018-C04,
ICE LIBOR USD 1 Month + 0.7500%, 2.5420%, 2/25/30‡	233,380	233,377
Fannie Mae Pool, 3.0000%, 10/1/49	15,827,587	16,055,227
Fannie Mae REMICS, 3.0000%, 5/25/48	18,556,750	18,960,899
Fannie Mae REMICS, 3.0000%, 11/25/49	26,400,041	27,054,649
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.3500%, 3.1420%, 3/25/29‡	1,177,752	1,182,134
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.2000%, 2.9920%, 7/25/29‡	2,015,463	2,019,013
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7500%, 2.5420%, 3/25/30‡	266,589	266,649
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.8000%, 3.5920%, 7/25/30‡	7,665,479	7,673,324
Great Wolf Trust, 2.7560%, 12/15/36 (144A)	3,938,000	3,932,058
Great Wolf Trust, 3.0560%, 12/15/36 (144A)	4,405,000	4,399,960
Great Wolf Trust, 3.3550%, 12/15/36 (144A)	4,900,000	4,894,228
Great Wolf Trust, 3.6550%, 12/15/36 (144A)	3,722,000	3,718,562
Jack in the Box Funding, LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	11,400,203	11,615,946

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	$12,757,429	$12,846,249
Jack in the Box Funding, LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	11,394,792	11,492,702
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 2.6920%, 11/25/49 (144A)‡	2,000,111	1,994,069
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 2.6920%, 12/25/49 (144A)‡	2,818,278	2,756,322
JP Morgan Mortgage Trust 2019-7,
ICE LIBOR USD 1 Month + 0.9000%, 2.6920%, 2/25/50 (144A)‡	5,367,656	5,351,332
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 2.6920%, 12/25/49 (144A)‡	7,243,208	7,213,863
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 2.6420%, 11/25/51 (144A)‡	15,869,809	15,877,668
New Residential Mortgage Loan Trust 2018-2, 4.5000%, 2/25/58 (144A)‡	4,111,083	4,296,041
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	2,018,000	2,063,189
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	2,065,000	2,143,090
Planet Fitness Master Issuer LLC, 3.8580%, 12/5/49 (144A)	12,605,000	12,434,519
PRPM 2019-GS1, 3.5000%, 10/25/24 (144A)‡	7,887,188	7,874,589
PRPM LLC, 3.3510%, 11/25/24 (144A)Ç	7,585,000	7,584,242
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	12,409,000	12,609,141
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	16,238,000	16,487,991
Station Place Securitization Trust Series 2019-10, 2.6799%, 10/24/20‡	28,036,000	28,036,084
Station Place Securitization Trust Series 2019-4, 2.6799%, 6/24/20‡	27,000,000	27,015,854
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.2000%, 2.9080%, 8/25/52 (144A)‡	6,128,000	6,128,814
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.4000%, 3.1080%, 8/25/52 (144A)‡	11,904,000	11,905,580
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A)	2,830,410	3,037,146
Towd Point Asset Funding, LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 2.6920%, 4/25/48 (144A)‡	7,000,752	7,030,881
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	4,175,780	4,214,567
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	1,218,140	1,236,927
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	7,860,500	8,022,168
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $592,556,435)		594,892,491
Corporate Bonds – 15.0%
Banking – 2.4%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	32,910,000	35,151,033
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	12,114,000	13,185,085
Bank of America Corp, ICE LIBOR USD 3 Month + 1.2100%, 3.9740%, 2/7/30‡	16,343,000	17,953,412
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	11,216,000	12,140,342
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	7,621,000	7,704,247
CIT Bank NA, SOFR + 1.7150%, 2.9690%, 9/27/25‡	16,672,000	16,630,320
CIT Group Inc, 5.2500%, 3/7/25	7,184,000	7,902,400
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	50,989,000	54,885,565
Citizens Financial Group Inc, 3.7500%, 7/1/24	3,136,000	3,254,375
Citizens Financial Group Inc, 4.3500%, 8/1/25	2,232,000	2,403,403
Citizens Financial Group Inc, 4.3000%, 12/3/25	8,046,000	8,638,487
Credit Suisse Group AG, 4.2820%, 1/9/28 (144A)	17,348,000	18,855,975
First Republic Bank/CA, 4.6250%, 2/13/47	5,833,000	6,637,099
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate + 3.2240%, 4.9500%‡,µ	11,300,000	11,706,800
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	29,483,000	31,968,137
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3370%, 3.7820%, 2/1/28‡	18,152,000	19,552,976
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	30,079,000	34,187,115
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.1600%, 3.7020%, 5/6/30‡	19,876,000	21,383,562
JPMorgan Chase & Co, SOFR + 1.5100%, 2.7390%, 10/15/30‡	13,471,000	13,451,694
Morgan Stanley, 4.3500%, 9/8/26	14,728,000	16,095,187
Morgan Stanley, 3.9500%, 4/23/27	22,928,000	24,572,635
Morgan Stanley, ICE LIBOR USD 3 Month + 1.6280%, 4.4310%, 1/23/30‡	25,570,000	28,882,669
Synchrony Financial, 4.3750%, 3/19/24	3,260,000	3,475,603
Synchrony Financial, 3.9500%, 12/1/27	17,772,000	18,657,652
Synchrony Financial, 5.1500%, 3/19/29	18,899,000	21,477,045
Wells Fargo & Co, ICE LIBOR USD 3 Month + 1.1700%, 2.8790%, 10/30/30‡	24,700,000	24,833,975
		475,586,793
Basic Industry – 0.5%
Allegheny Technologies Inc, 5.8750%, 12/1/27	15,160,000	15,918,000
Constellium NV, 5.7500%, 5/15/24 (144A)	15,446,000	15,870,765
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	15,454,000	15,741,313
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	16,098,000	16,691,614
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	8,092,000	8,548,366
Steel Dynamics Inc, 5.5000%, 10/1/24	14,966,000	15,416,358
WRKCo Inc, 4.9000%, 3/15/29	11,972,000	13,608,555
		101,794,971

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Brokerage – 0.2%
Cboe Global Markets Inc, 3.6500%, 1/12/27	$10,781,000	$11,567,199
Raymond James Financial Inc, 5.6250%, 4/1/24	5,610,000	6,316,944
Raymond James Financial Inc, 4.9500%, 7/15/46	9,798,000	11,422,591
		29,306,734
Capital Goods – 0.7%
Arconic Inc, 5.4000%, 4/15/21	5,661,000	5,836,127
Ball Corp, 4.3750%, 12/15/20	7,499,000	7,656,404
Boeing Co, 2.2500%, 6/15/26	1,857,000	1,832,535
Boeing Co, 3.2500%, 3/1/28	2,295,000	2,387,304
Boeing Co, 3.2000%, 3/1/29	13,547,000	14,108,954
Boeing Co, 3.6000%, 5/1/34	19,174,000	20,506,305
General Electric Co, 6.7500%, 3/15/32	7,872,000	10,097,380
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	21,929,000	22,915,805
Wabtec Corp, 4.4000%, 3/15/24	12,942,000	13,740,271
Wabtec Corp, 3.4500%, 11/15/26	3,625,000	3,663,682
Wabtec Corp, 4.9500%, 9/15/28	39,314,000	43,223,587
		145,968,354
Communications – 2.1%
AT&T Inc, 3.6000%, 7/15/25	6,875,000	7,270,758
AT&T Inc, 4.3500%, 3/1/29	17,094,000	18,992,021
AT&T Inc, 5.2500%, 3/1/37	3,121,000	3,720,794
AT&T Inc, 4.8500%, 3/1/39	9,371,000	10,782,869
AT&T Inc, 4.7500%, 5/15/46	14,372,000	16,217,993
AT&T Inc, 5.1500%, 11/15/46	7,224,000	8,625,919
AT&T Inc, 4.5000%, 3/9/48	9,253,000	10,208,708
CenturyLink Inc, 6.4500%, 6/15/21	9,843,000	10,303,160
CenturyLink Inc, 5.8000%, 3/15/22	5,476,000	5,756,755
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.0500%, 3/30/29	52,948,000	59,999,332
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.4840%, 10/23/45	3,508,000	4,374,758
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.3750%, 5/1/47	2,807,000	3,140,408
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.8000%, 3/1/50	16,389,000	17,222,154
Comcast Corp, 3.1500%, 3/1/26	6,645,000	6,959,935
Comcast Corp, 4.1500%, 10/15/28	8,193,000	9,216,189
Comcast Corp, 2.6500%, 2/1/30	6,880,000	6,898,885
Comcast Corp, 4.2500%, 10/15/30	12,294,000	14,035,985
Comcast Corp, 4.6000%, 10/15/38	7,205,000	8,569,888
Comcast Corp, 4.9500%, 10/15/58	7,419,000	9,633,044
Crown Castle International Corp, 3.6500%, 9/1/27	7,252,000	7,665,813
Crown Castle International Corp, 4.3000%, 2/15/29	11,688,000	12,937,054
Crown Castle International Corp, 3.1000%, 11/15/29	19,152,000	19,366,895
CSC Holdings LLC, 6.5000%, 2/1/29 (144A)	17,013,000	18,969,495
Fox Corp, 4.0300%, 1/25/24 (144A)	9,055,000	9,647,708
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	19,964,000	20,113,730
T-Mobile USA Inc, 6.3750%, 3/1/25	17,458,000	18,039,875
Verizon Communications Inc, 2.6250%, 8/15/26	15,284,000	15,505,645
Verizon Communications Inc, 4.3290%, 9/21/28	24,892,000	28,213,324
Verizon Communications Inc, 4.8620%, 8/21/46	4,862,000	6,017,366
Verizon Communications Inc, 4.5220%, 9/15/48	3,585,000	4,287,935
Viacom Inc, 5.8500%, 9/1/43	13,669,000	17,081,681
		409,776,076
Consumer Cyclical – 1.4%
AutoZone Inc, 3.7500%, 4/18/29	16,231,000	17,171,815
Choice Hotels International Inc, 3.7000%, 12/1/29	15,501,000	15,614,002
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	37,937,000	37,317,965
Fiat Chrysler Automobiles NV, 4.5000%, 4/15/20	1,944,000	1,956,150
General Motors Co, 4.2000%, 10/1/27	5,709,000	5,964,046
General Motors Co, 5.0000%, 10/1/28	16,117,000	17,536,447
General Motors Co, 5.4000%, 4/1/48	5,565,000	5,747,933
General Motors Co, 5.9500%, 4/1/49	4,294,000	4,747,484
General Motors Financial Co Inc, 4.3500%, 4/9/25	9,494,000	10,167,062
General Motors Financial Co Inc, 4.3000%, 7/13/25	2,916,000	3,114,668
General Motors Financial Co Inc, 4.3500%, 1/17/27	8,077,000	8,482,299
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	2,572,000	2,625,266
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	4,671,000	5,126,890
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	5,422,000	5,993,479
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	17,327,000	17,685,669
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	5,334,000	5,683,056
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	9,209,000	10,060,096
McDonald's Corp, 2.6250%, 9/1/29	19,963,000	19,961,547
McDonald's Corp, 3.6250%, 9/1/49	8,343,000	8,457,962

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
MDC Holdings Inc, 5.5000%, 1/15/24	$8,120,000	$8,830,500
MGM Resorts International, 7.7500%, 3/15/22	1,964,000	2,189,860
Nordstrom Inc, 4.3750%, 4/1/30	16,799,000	17,107,928
O'Reilly Automotive Inc, 3.6000%, 9/1/27	333,000	355,039
O'Reilly Automotive Inc, 4.3500%, 6/1/28	2,564,000	2,859,288
O'Reilly Automotive Inc, 3.9000%, 6/1/29	18,302,000	19,973,479
Starbucks Corp, 4.4500%, 8/15/49	9,729,000	11,249,031
		265,978,961
Consumer Non-Cyclical – 3.1%
AbbVie Inc, 2.6000%, 11/21/24 (144A)	10,264,000	10,322,760
AbbVie Inc, 2.9500%, 11/21/26 (144A)	10,797,000	10,958,459
AbbVie Inc, 3.2000%, 11/21/29 (144A)	8,527,000	8,669,183
AbbVie Inc, 4.0500%, 11/21/39 (144A)	12,447,000	13,154,104
AbbVie Inc, 4.2500%, 11/21/49 (144A)	7,183,000	7,559,700
Allergan Finance LLC, 3.2500%, 10/1/22	9,148,000	9,345,630
Allergan Funding SCS, 3.4500%, 3/15/22	20,364,000	20,823,412
Allergan Funding SCS, 3.8000%, 3/15/25	10,921,000	11,466,206
Allergan Inc/United States, 2.8000%, 3/15/23	726,000	731,295
Anheuser-Busch InBev Worldwide Inc, 4.1500%, 1/23/25	30,603,000	33,294,235
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	14,159,000	16,391,270
Boston Scientific Corp, 3.7500%, 3/1/26	10,617,000	11,369,319
Boston Scientific Corp, 4.0000%, 3/1/29	3,716,000	4,107,088
Boston Scientific Corp, 4.7000%, 3/1/49	5,944,000	7,210,433
Bristol-Myers Squibb Co, 3.4000%, 7/26/29 (144A)	6,875,000	7,346,940
Bristol-Myers Squibb Co, 4.1250%, 6/15/39 (144A)	4,963,000	5,713,927
Bristol-Myers Squibb Co, 4.2500%, 10/26/49 (144A)	11,998,000	14,197,340
Campbell Soup Co, 3.9500%, 3/15/25	6,894,000	7,339,032
Campbell Soup Co, 4.1500%, 3/15/28	13,691,000	14,846,400
Campbell Soup Co, 4.8000%, 3/15/48	13,163,000	15,201,000
Cigna Corp, 3.4000%, 9/17/21	2,153,000	2,203,346
CVS Health Corp, 4.1000%, 3/25/25	18,139,000	19,456,651
CVS Health Corp, 3.0000%, 8/15/26	1,849,000	1,884,269
CVS Health Corp, 4.3000%, 3/25/28	7,394,000	8,068,594
CVS Health Corp, 3.2500%, 8/15/29	2,988,000	3,032,480
CVS Health Corp, 5.0500%, 3/25/48	31,446,000	37,152,855
DH Europe Finance II Sarl, 2.2000%, 11/15/24	7,778,000	7,781,161
DH Europe Finance II Sarl, 2.6000%, 11/15/29	4,266,000	4,243,980
DH Europe Finance II Sarl, 3.4000%, 11/15/49	5,489,000	5,573,163
Elanco Animal Health Inc, 4.2720%, 8/28/23	5,166,000	5,453,571
Elanco Animal Health Inc, 4.9000%, 8/28/28	4,818,000	5,236,585
General Mills Inc, 4.2000%, 4/17/28	16,396,000	18,254,533
Hasbro Inc, 3.0000%, 11/19/24	8,798,000	8,835,117
Hasbro Inc, 3.5500%, 11/19/26	11,696,000	11,765,183
Hasbro Inc, 3.9000%, 11/19/29	31,506,000	31,694,870
HCA Inc, 4.7500%, 5/1/23	14,309,000	15,319,602
HCA Inc, 4.5000%, 2/15/27	15,600,000	16,807,248
HCA Inc, 4.1250%, 6/15/29	42,194,000	44,710,019
HCA Inc, 5.1250%, 6/15/39	6,787,000	7,490,262
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	18,661,000	20,929,625
Keurig Dr Pepper Inc, 5.0850%, 5/25/48	5,998,000	7,204,724
Kraft Heinz Foods Co, 3.0000%, 6/1/26	31,359,000	31,333,803
Kraft Heinz Foods Co, 4.6250%, 1/30/29	5,258,000	5,777,312
Kraft Heinz Foods Co, 4.3750%, 6/1/46	11,976,000	11,771,252
Mars Inc, 2.7000%, 4/1/25 (144A)	6,045,000	6,180,007
Mars Inc, 3.2000%, 4/1/30 (144A)	7,422,000	7,849,572
Mars Inc, 4.2000%, 4/1/59 (144A)	6,289,000	7,166,474
Mondelez International Holdings Netherlands BV, 2.2500%, 9/19/24 (144A)	14,117,000	14,066,452
Sysco Corp, 2.5000%, 7/15/21	2,241,000	2,259,408
		599,549,851
Electric – 0.5%
NRG Energy Inc, 3.7500%, 6/15/24 (144A)	16,897,000	17,457,770
NRG Energy Inc, 7.2500%, 5/15/26	16,099,000	17,588,158
NRG Energy Inc, 6.6250%, 1/15/27	18,534,000	20,109,390
Oncor Electric Delivery Co LLC, 3.7000%, 11/15/28	10,505,000	11,484,373
Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49	15,875,000	17,205,584
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	9,215,000	9,485,027
Vistra Operations Co LLC, 5.5000%, 9/1/26 (144A)	5,883,000	6,235,980
		99,566,282
Energy – 1.1%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	33,684,000	34,350,343
Continental Resources Inc/OK, 5.0000%, 9/15/22	11,011,000	11,084,377
Continental Resources Inc/OK, 4.5000%, 4/15/23	13,097,000	13,676,278
Energy Transfer Operating LP, 5.8750%, 1/15/24	5,737,000	6,347,038

Energy Transfer Operating LP, 5.5000%, 6/1/27	4,277,000	4,803,312
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Energy Transfer Operating LP, 4.9500%, 6/15/28	$705,000	$771,616
EQM Midstream Partners LP, 5.5000%, 7/15/28	13,357,000	13,113,340
Hess Corp, 4.3000%, 4/1/27	16,202,000	17,277,281
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	23,859,000	24,157,238
HollyFrontier Corp, 5.8750%, 4/1/26	13,285,000	14,964,365
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	476,000	490,534
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	4,960,000	5,404,966
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	3,035,000	3,628,046
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	2,058,000	2,382,866
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	11,522,000	11,962,195
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	15,213,000	16,150,240
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	14,498,000	15,519,079
Range Resources Corp, 5.7500%, 6/1/21	5,980,000	5,965,050
Sabine Pass Liquefaction LLC, 4.2000%, 3/15/28	8,474,000	8,972,311
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
4.7500%, 10/1/23 (144A)	9,387,000	9,363,533
		220,384,008
Finance Companies – 0.2%
GE Capital International Funding Co Unlimited Co, 4.4180%, 11/15/35	34,475,000	36,708,148
Financial Institutions – 0.1%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	10,463,000	10,920,055
Government Sponsored – 0%
Petroleos Mexicanos, 6.8400%, 1/23/30 (144A)	3,562,000	3,798,303
Petroleos Mexicanos, 7.6900%, 1/23/50 (144A)	3,258,000	3,555,586
		7,353,889
Industrial Conglomerates – 0.1%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	20,519,000	20,097,540
Insurance – 0.5%
Brown & Brown Inc, 4.5000%, 3/15/29	7,354,000	8,083,818
Centene Corp, 4.7500%, 5/15/22	652,000	665,040
Centene Corp, 6.1250%, 2/15/24	7,576,000	7,860,100
Centene Corp, 5.3750%, 6/1/26 (144A)	23,064,000	24,476,670
Centene Corp, 4.2500%, 12/15/27 (144A)	19,937,000	20,510,189
Centene Corp, 4.6250%, 12/15/29 (144A)	29,819,000	31,424,753
		93,020,570
Real Estate Investment Trusts (REITs) – 0.2%
CyrusOne LP / CyrusOne Finance Corp, 2.9000%, 11/15/24	9,009,000	9,043,595
CyrusOne LP / CyrusOne Finance Corp, 3.4500%, 11/15/29	19,415,000	19,468,197
Reckson Operating Partnership LP, 7.7500%, 3/15/20	13,713,000	13,864,058
		42,375,850
Technology – 1.9%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27	7,403,000	7,681,775
Broadcom Inc, 4.2500%, 4/15/26 (144A)	13,063,000	13,879,212
Broadcom Inc, 4.7500%, 4/15/29 (144A)	16,636,000	18,190,121
Broadridge Financial Solutions Inc, 2.9000%, 12/1/29	24,896,000	24,865,668
Dell International LLC / EMC Corp, 5.8750%, 6/15/21 (144A)	19,878,000	20,188,693
Equifax Inc, 2.6000%, 12/1/24	25,689,000	25,826,224
Equinix Inc, 2.6250%, 11/18/24	7,454,000	7,467,864
Equinix Inc, 2.9000%, 11/18/26	6,240,000	6,250,920
Equinix Inc, 3.2000%, 11/18/29	14,035,000	14,087,210
Fidelity National Information Services Inc, 3.7500%, 5/21/29	4,563,000	4,988,735
Global Payments Inc, 3.2000%, 8/15/29	4,239,000	4,323,312
Global Payments Inc, 4.1500%, 8/15/49	3,189,000	3,400,821
Keysight Technologies Inc, 3.0000%, 10/30/29	16,919,000	16,950,211
Lam Research Corp, 4.0000%, 3/15/29	2,810,000	3,094,135
Marvell Technology Group Ltd, 4.2000%, 6/22/23	4,911,000	5,182,935
Marvell Technology Group Ltd, 4.8750%, 6/22/28	20,812,000	22,969,844
Micron Technology Inc, 4.9750%, 2/6/26	6,164,000	6,837,439
Micron Technology Inc, 5.3270%, 2/6/29	19,291,000	22,109,533
PayPal Holdings Inc, 2.4000%, 10/1/24	8,092,000	8,167,240
PayPal Holdings Inc, 2.6500%, 10/1/26	24,196,000	24,508,419
PayPal Holdings Inc, 2.8500%, 10/1/29	28,492,000	28,635,008
Qorvo Inc, 5.5000%, 7/15/26	10,439,000	11,117,535
Total System Services Inc, 4.8000%, 4/1/26	11,514,000	12,799,098
Trimble Inc, 4.7500%, 12/1/24	18,202,000	19,646,984
Trimble Inc, 4.9000%, 6/15/28	34,648,000	37,805,433
Verisk Analytics Inc, 5.5000%, 6/15/45	5,717,000	7,095,800
		378,070,169
Total Corporate Bonds (cost $2,780,233,932)		2,936,458,251
Mortgage-Backed Securities – 10.6%
Fannie Mae:
3.0000%, 11/25/24	9,579,000	9,990,993

3.0000%, 8/25/33	30,612,000	31,738,828
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae – (continued)
4.0000%, 12/25/33	$9,274,000	$9,504,923
3.5000%, 7/25/49	88,691,254	89,938,253
		141,172,997
Fannie Mae Pool:
7.5000%, 7/1/28	91,238	104,319
2.5000%, 9/1/34	708,163	716,985
2.5000%, 9/1/34	551,418	558,288
2.5000%, 10/1/34	5,873,489	5,946,664
3.0000%, 10/1/34	3,046,790	3,137,702
2.5000%, 1/1/35	15,079,204	15,217,014
6.0000%, 2/1/37	318,240	367,724
3.5000%, 10/1/42	4,156,133	4,375,356
4.5000%, 11/1/42	2,523,243	2,741,006
3.5000%, 12/1/42	9,454,780	9,953,489
3.0000%, 1/1/43	1,291,359	1,330,362
3.0000%, 2/1/43	334,015	343,658
3.5000%, 2/1/43	9,822,887	10,341,013
3.5000%, 2/1/43	4,678,361	4,925,149
3.5000%, 3/1/43	6,746,134	7,101,998
3.5000%, 4/1/43	24,319,376	25,602,242
3.0000%, 5/1/43	2,552,281	2,622,022
3.5000%, 11/1/43	13,176,378	13,871,389
3.5000%, 4/1/44	4,835,269	5,132,441
5.0000%, 7/1/44	308,728	338,460
4.5000%, 10/1/44	5,472,570	6,037,966
3.5000%, 2/1/45	21,704,314	22,849,234
3.5000%, 2/1/45	3,569,660	3,757,962
4.5000%, 3/1/45	8,796,829	9,705,669
4.5000%, 6/1/45	5,316,600	5,760,859
3.0000%, 10/1/45	5,092,965	5,222,529
3.0000%, 10/1/45	3,129,297	3,208,907
3.5000%, 12/1/45	3,084,716	3,278,041
3.0000%, 1/1/46	736,467	755,203
4.5000%, 2/1/46	12,593,383	13,680,228
3.0000%, 3/1/46	21,389,135	21,890,547
3.0000%, 3/1/46	14,580,945	14,922,758
3.5000%, 5/1/46	1,995,224	2,090,392
3.5000%, 7/1/46	10,275,694	10,792,945
3.5000%, 7/1/46	5,681,644	5,989,624
3.5000%, 8/1/46	30,710,373	32,175,194
3.5000%, 8/1/46	3,345,800	3,505,388
3.0000%, 9/1/46	34,076,723	35,056,483
4.0000%, 10/1/46	335,631	354,097
3.0000%, 11/1/46	5,156,204	5,277,078
3.0000%, 11/1/46	1,500,215	1,538,615
3.0000%, 11/1/46	1,491,881	1,530,067
3.5000%, 12/1/46	1,043,137	1,092,892
3.0000%, 2/1/47	103,214,463	106,182,043
3.0000%, 2/1/47	14,326,883	14,780,716
3.0000%, 3/1/47	10,796,784	11,087,421
4.0000%, 5/1/47	2,054,175	2,159,967
4.5000%, 5/1/47	1,994,496	2,163,872
4.5000%, 5/1/47	1,601,699	1,719,278
4.5000%, 5/1/47	1,566,607	1,685,442
4.5000%, 5/1/47	1,244,675	1,336,046
4.5000%, 5/1/47	1,204,917	1,307,241
4.5000%, 5/1/47	956,066	1,028,588
4.5000%, 5/1/47	611,426	657,806
4.5000%, 5/1/47	358,152	388,567
4.5000%, 5/1/47	331,760	359,933
4.0000%, 6/1/47	1,145,049	1,204,020
4.0000%, 6/1/47	550,650	580,144
4.0000%, 6/1/47	471,069	495,329
4.0000%, 6/1/47	227,342	239,519
4.5000%, 6/1/47	6,643,568	7,073,786
4.5000%, 6/1/47	704,694	764,538
4.0000%, 7/1/47	863,880	908,371
4.0000%, 7/1/47	769,294	808,913
4.0000%, 7/1/47	300,689	316,175
4.0000%, 7/1/47	213,116	224,091
4.5000%, 7/1/47	5,012,094	5,336,662
4.5000%, 7/1/47	3,791,390	4,036,909

4.5000%, 7/1/47	3,551,747	3,781,748
3.5000%, 8/1/47	5,078,731	5,319,140
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 8/1/47	$2,990,969	$3,106,928
3.5000%, 8/1/47	1,700,188	1,808,879
4.0000%, 8/1/47	5,544,175	5,829,706
4.0000%, 8/1/47	1,701,615	1,789,250
4.0000%, 8/1/47	958,880	1,008,263
4.5000%, 8/1/47	5,605,275	5,968,257
4.5000%, 8/1/47	845,206	899,940
4.0000%, 9/1/47	12,585,952	13,589,367
4.0000%, 9/1/47	527,258	554,412
4.5000%, 9/1/47	3,148,263	3,352,136
4.5000%, 9/1/47	2,185,432	2,326,955
4.5000%, 9/1/47	1,893,670	2,016,299
4.0000%, 10/1/47	2,767,653	2,910,190
4.0000%, 10/1/47	2,232,643	2,347,627
4.0000%, 10/1/47	1,971,775	2,073,323
4.0000%, 10/1/47	1,404,204	1,476,522
4.0000%, 10/1/47	1,149,601	1,208,807
4.5000%, 10/1/47	722,136	768,899
4.5000%, 10/1/47	358,957	382,202
4.0000%, 11/1/47	5,803,517	6,154,589
4.0000%, 11/1/47	3,118,537	3,279,145
4.0000%, 11/1/47	1,017,022	1,069,400
4.5000%, 11/1/47	3,996,549	4,255,354
3.5000%, 12/1/47	9,696,839	10,112,152
3.5000%, 12/1/47	4,366,510	4,529,631
3.5000%, 12/1/47	960,323	1,021,716
3.5000%, 12/1/47	476,307	506,757
3.5000%, 1/1/48	6,906,878	7,202,698
3.5000%, 1/1/48	6,606,748	6,871,091
4.0000%, 1/1/48	23,593,879	24,902,243
4.0000%, 1/1/48	10,631,569	11,201,889
4.0000%, 1/1/48	1,978,318	2,080,203
4.0000%, 1/1/48	1,801,725	1,916,567
3.0000%, 2/1/48	5,356,326	5,529,774
3.5000%, 3/1/48	4,314,284	4,492,272
3.5000%, 3/1/48	818,488	867,850
4.0000%, 3/1/48	9,237,325	9,730,013
4.5000%, 3/1/48	6,263,762	6,641,717
3.5000%, 4/1/48	9,455,038	9,902,606
3.5000%, 4/1/48	8,180,036	8,669,311
4.5000%, 4/1/48	5,479,534	5,810,168
3.0000%, 5/1/48	2,892,029	2,959,825
4.0000%, 5/1/48	13,016,684	13,586,685
4.5000%, 5/1/48	3,960,224	4,199,183
4.5000%, 5/1/48	3,956,535	4,195,272
4.5000%, 6/1/48	4,263,057	4,520,290
4.0000%, 10/1/48	2,395,321	2,533,913
3.5000%, 11/1/48	13,540,923	14,350,852
3.5000%, 1/1/49	3,148,700	3,291,415
4.0000%, 2/1/49	12,753,017	13,600,335
4.0000%, 2/1/49	5,663,548	5,911,555
4.0000%, 5/1/49	9,879,217	10,535,598
3.5000%, 7/1/49	34,724,108	35,760,118
3.0000%, 8/1/49	5,843,463	5,985,041
3.0000%, 8/1/49	3,508,090	3,593,086
3.0000%, 9/1/49	3,129,587	3,184,392
3.0000%, 9/1/49	2,186,465	2,228,567
4.0000%, 9/1/49	10,828,910	11,403,838
3.0000%, 1/1/50	11,142,211	11,308,771
3.5000%, 8/1/56	17,219,274	18,155,976
3.0000%, 2/1/57	11,933,711	12,258,404
3.5000%, 2/1/57	36,912,565	38,920,551
		913,794,999
Freddie Mac Gold Pool:
3.0000%, 2/1/31	5,392,766	5,555,273
6.0000%, 4/1/40	5,721,262	6,637,443
4.5000%, 5/1/44	2,363,697	2,563,022
4.0000%, 4/1/45	62,210	66,216
3.5000%, 7/1/46	28,740,189	30,558,806
3.5000%, 9/1/47	19,528,138	20,297,917
3.5000%, 9/1/47	10,910,044	11,340,107
3.5000%, 12/1/47	14,682,313	15,480,667

3.5000%, 3/1/48	3,914,603	4,103,728
3.5000%, 4/1/48	1,385,844	1,452,798
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
3.5000%, 8/1/48	$14,823,525	$15,539,691
5.0000%, 9/1/48	1,212,700	1,298,642
3.5000%, 11/1/48	18,876,816	19,831,551
4.0000%, 1/1/49	12,881,882	13,847,777
		148,573,638
Freddie Mac Pool:
3.0000%, 5/1/31	35,832,585	36,911,567
2.5000%, 11/1/31	1,396,635	1,414,396
2.5000%, 12/1/31	1,682,865	1,704,266
3.0000%, 9/1/32	3,696,098	3,809,440
3.0000%, 1/1/33	1,946,780	2,006,478
2.5000%, 12/1/33	27,980,835	28,336,609
2.5000%, 12/1/33	16,500,395	16,701,528
2.5000%, 7/1/34	2,662,776	2,687,111
2.5000%, 9/1/34	1,559,171	1,578,595
2.5000%, 10/1/34	10,427,676	10,547,425
3.0000%, 10/1/34	5,409,486	5,579,356
3.0000%, 10/1/34	2,374,012	2,444,849
3.5000%, 2/1/43	3,808,377	4,009,356
3.0000%, 3/1/43	14,615,578	15,035,921
3.5000%, 2/1/44	3,770,576	3,969,561
3.5000%, 12/1/44	26,550,937	27,952,107
3.0000%, 1/1/45	8,515,811	8,748,779
4.0000%, 5/1/46	2,472,759	2,608,965
3.5000%, 7/1/46	5,871,481	6,153,283
3.0000%, 10/1/46	13,263,919	13,574,783
3.5000%, 10/1/46	19,762,981	20,705,042
3.5000%, 2/1/47	12,115,540	12,693,063
4.0000%, 3/1/47	2,599,739	2,762,434
3.0000%, 9/1/47	9,182,967	9,398,186
3.5000%, 11/1/47	8,230,901	8,583,439
3.5000%, 11/1/47	2,679,198	2,823,143
3.5000%, 12/1/47	6,217,982	6,552,056
3.5000%, 12/1/47	6,172,905	6,437,296
3.5000%, 2/1/48	6,486,576	6,729,999
3.5000%, 2/1/48	6,404,956	6,669,195
3.5000%, 3/1/48	15,664,967	16,506,601
4.0000%, 3/1/48	6,386,977	6,727,586
4.0000%, 4/1/48	17,827,510	18,586,886
4.0000%, 4/1/48	7,519,666	7,908,467
4.0000%, 5/1/48	15,522,570	16,202,201
4.0000%, 5/1/48	8,905,914	9,295,845
4.0000%, 6/1/48	4,115,457	4,295,645
4.5000%, 7/1/48	3,486,406	3,688,987
4.5000%, 12/1/48	5,608,290	6,017,999
4.0000%, 4/1/49	14,145,566	15,136,511
3.0000%, 8/1/49	5,765,283	5,892,539
3.0000%, 8/1/49	1,898,624	1,944,624
3.5000%, 8/1/49	2,876,659	3,006,054
3.0000%, 9/1/49	1,797,963	1,828,348
3.5000%, 9/1/49	3,360,032	3,480,718
4.0000%, 9/1/49	7,626,667	8,140,687
3.0000%, 10/1/49	5,733,153	5,830,041
3.0000%, 10/1/49	5,297,292	5,375,735
3.0000%, 10/1/49	2,558,605	2,607,000
3.0000%, 10/1/49	2,528,106	2,565,543
3.0000%, 10/1/49	2,142,991	2,179,206
3.0000%, 10/1/49	1,237,822	1,258,741
3.0000%, 11/1/49	5,325,625	5,402,220
3.0000%, 11/1/49	3,399,087	3,449,422
3.0000%, 11/1/49	3,080,057	3,125,667
3.0000%, 11/1/49	2,552,571	2,591,003
3.0000%, 12/1/49	5,994,016	6,082,776
3.0000%, 12/1/49	3,574,568	3,627,501
3.0000%, 12/1/49	1,766,265	1,792,420
		453,675,201
Ginnie Mae:
4.5000%, 7/20/48	35,865,000	37,495,064
3.5000%, 10/20/48	25,686,000	26,474,560
		63,969,624

Ginnie Mae I Pool:
6.0000%, 1/15/34	94,442	106,821
4.0000%, 1/15/45	24,014,599	25,498,536
4.5000%, 8/15/46	29,820,521	32,785,401
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae I Pool – (continued)
4.0000%, 7/15/47	$7,165,412	$7,522,811
4.0000%, 8/15/47	1,379,641	1,448,455
4.0000%, 11/15/47	3,293,909	3,458,205
4.0000%, 12/15/47	3,944,381	4,141,121
		74,961,350
Ginnie Mae II Pool:
4.0000%, 8/20/47	2,520,605	2,651,749
4.0000%, 8/20/47	608,472	647,984
4.0000%, 8/20/47	309,766	325,883
4.0000%, 5/20/48	90,079,986	93,789,024
4.5000%, 5/20/48	15,343,759	16,105,569
4.5000%, 5/20/48	1,887,078	1,980,771
4.0000%, 6/20/48	50,278,896	52,349,126
5.0000%, 4/20/49	92,428,556	97,293,297
		265,143,403
Total Mortgage-Backed Securities (cost $2,026,115,703)		2,061,291,212
United States Treasury Notes/Bonds – 8.9%
2.3750%, 4/30/20	321,081,000	321,858,620
2.1250%, 5/31/21	90,562,500	91,201,725
1.7500%, 7/31/21	13,941,000	13,971,933
1.5000%, 9/15/22	129,336,000	128,972,239
2.8750%, 11/30/23	99,947,700	104,462,334
2.6250%, 12/31/23	17,873,700	18,525,630
2.3750%, 2/29/24	6,499,600	6,679,345
2.2500%, 4/30/24	13,752,000	14,070,680
2.0000%, 5/31/24	118,662,600	120,200,909
1.7500%, 7/31/24	332,568,200	333,323,795
1.6250%, 2/15/26	18,428,000	18,245,386
1.3750%, 8/31/26	5,255,000	5,105,964
1.6250%, 10/31/26	15,589,000	15,376,136
2.3750%, 5/15/29	136,614,700	141,884,699
1.6250%, 8/15/29	96,452,800	93,889,198
3.0000%, 2/15/49	3,637,400	4,098,762
2.8750%, 5/15/49	948,000	1,043,734
2.2500%, 8/15/49	321,911,700	311,902,242
Total United States Treasury Notes/Bonds (cost $1,746,549,159)		1,744,813,331
Common Stocks – 61.6%
Aerospace & Defense – 3.0%
Boeing Co	1,034,430	336,975,917
General Dynamics Corp	1,393,281	245,705,104
		582,681,021
Air Freight & Logistics – 0.4%
United Parcel Service Inc	712,256	83,376,687
Airlines – 0.6%
Delta Air Lines Inc	1,984,241	116,038,414
Automobiles – 0.4%
General Motors Co	2,261,244	82,761,530
Banks – 2.4%
Bank of America Corp	5,451,796	192,012,255
US Bancorp	4,723,051	280,029,694
		472,041,949
Beverages – 0.3%
Monster Beverage Corp*	924,772	58,769,261
Capital Markets – 2.7%
Blackstone Group Inc	2,979,377	166,666,349
CME Group Inc	861,776	172,975,679
Morgan Stanley	2,241,249	114,572,649
TD Ameritrade Holding Corp	1,670,035	83,000,740
		537,215,417
Chemicals – 1.3%
LyondellBasell Industries NV	2,636,605	249,106,440
Consumer Finance – 1.5%
American Express Co	1,163,167	144,802,660
Synchrony Financial	3,878,033	139,647,968
		284,450,628
Electronic Equipment, Instruments & Components – 0.5%
Corning Inc	3,531,238	102,794,338
Entertainment – 0.9%
Walt Disney Co	1,211,845	175,269,142

Equity Real Estate Investment Trusts (REITs) – 1.3%
Crown Castle International Corp	792,929	112,714,857
MGM Growth Properties LLC	2,381,833	73,765,368
Shares or Principal Amounts		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Outfront Media Inc	2,171,879	$58,249,795
		244,730,020
Food & Staples Retailing – 2.4%
Costco Wholesale Corp	853,688	250,915,977
Sysco Corp	2,618,685	224,002,315
		474,918,292
Food Products – 0.5%
Hershey Co	690,314	101,462,352
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	2,172,421	188,696,488
Medtronic PLC	1,306,310	148,200,869
		336,897,357
Health Care Providers & Services – 1.9%
UnitedHealth Group Inc	1,258,518	369,979,122
Hotels, Restaurants & Leisure – 3.1%
Hilton Worldwide Holdings Inc	1,452,002	161,041,542
McDonald's Corp	1,733,375	342,532,234
Norwegian Cruise Line Holdings Ltd*	1,777,812	103,841,999
		607,415,775
Household Products – 0.8%
Clorox Co	318,472	48,898,191
Procter & Gamble Co	845,227	105,568,852
		154,467,043
Industrial Conglomerates – 0.6%
Honeywell International Inc	687,807	121,741,839
Information Technology Services – 4.4%
Accenture PLC	1,272,395	267,928,215
Mastercard Inc	1,970,824	588,468,338
		856,396,553
Insurance – 0.8%
Progressive Corp	2,247,602	162,703,909
Interactive Media & Services – 2.4%
Alphabet Inc - Class C*	345,767	462,297,394
Internet & Direct Marketing Retail – 0.8%
Amazon.com Inc*	83,397	154,104,312
Leisure Products – 0.7%
Hasbro Inc	1,246,766	131,670,957
Life Sciences Tools & Services – 0.6%
Thermo Fisher Scientific Inc	369,797	120,135,951
Machinery – 1.0%
Deere & Co	739,204	128,074,485
Stanley Black & Decker Inc	406,654	67,398,834
		195,473,319
Media – 1.4%
Comcast Corp	6,116,644	275,065,481
Multiline Retail – 0.3%
Dollar General Corp	371,432	57,935,963
Oil, Gas & Consumable Fuels – 1.1%
EOG Resources Inc	876,898	73,448,976
Suncor Energy Inc	2,166,264	71,053,459
Suncor Energy Incž	1,963,586	64,364,002
		208,866,437
Personal Products – 0.5%
Estee Lauder Cos Inc	444,636	91,835,119
Pharmaceuticals – 3.6%
Bristol-Myers Squibb Co	3,277,046	210,353,583
Eli Lilly & Co	1,488,458	195,628,035
Merck & Co Inc	3,270,731	297,472,984
		703,454,602
Real Estate Management & Development – 0.7%
CBRE Group Inc*	2,178,203	133,502,062
Road & Rail – 0.9%
CSX Corp	2,370,872	171,556,298
Semiconductor & Semiconductor Equipment – 3.5%
Intel Corp	3,531,220	211,343,517
Lam Research Corp	632,454	184,929,550
NVIDIA Corp	501,304	117,956,831
Texas Instruments Inc	1,253,920	160,865,397
		675,095,295

Software – 6.2%
Adobe Inc*	872,758	287,844,316
Microsoft Corp	5,095,118	803,537,150
Shares or Principal Amounts		Value
Common Stocks – (continued)
Software – (continued)
Salesforce.Com Inc*	749,696	$121,930,557
		1,213,312,023
Specialty Retail – 1.6%
Home Depot Inc	1,463,730	319,649,357
Technology Hardware, Storage & Peripherals – 2.5%
Apple Inc	1,670,190	490,451,293
Textiles, Apparel & Luxury Goods – 0.9%
NIKE Inc	1,791,019	181,448,135
Tobacco – 1.4%
Altria Group Inc	5,430,763	271,049,381
Total Common Stocks (cost $7,542,181,563)		12,032,120,468
Preferred Stocks – 0.1%
Consumer Finance – 0.1%
Synchrony Financial, 5.6250% (cost $11,110,200)	441,850	11,289,268
Investment Companies – 2.3%
Money Markets – 2.3%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $458,858,458)	458,847,456	458,847,456
Total Investments (total cost $15,157,605,450) – 101.5%		19,839,712,477
Liabilities, net of Cash, Receivables and Other Assets – (1.5)%		(301,075,459)
Net Assets – 100%		$19,538,637,018

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$19,543,104,302	98.5%
Canada	152,109,075	0.8
Belgium	49,685,505	0.3
United Kingdom	48,759,142	0.2
France	19,844,589	0.1
Switzerland	18,855,975	0.1
Mexico	7,353,889	0.0

Total	$19,839,712,477	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$2,224,812	$(38,945)	$(11,002)	$458,847,456

	Share Balance at 9/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	532,004,164	1,720,180,620	(1,793,337,328)	458,847,456

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $993,700,851, which represents 5.1% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$594,892,491	$-
Corporate Bonds	-	2,936,458,251	-
Mortgage-Backed Securities	-	2,061,291,212	-
United States Treasury Notes/Bonds	-	1,744,813,331	-
Common Stocks	12,032,120,468	-	-
Preferred Stocks	-	11,289,268	-
Investment Companies	-	458,847,456	-
Total Assets	$12,032,120,468	$7,807,592,009	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.